Leases - Summary of Lease Liability Included in Interest-Bearing Loans and Borrowings (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Current	€ 27.9	€ 6.1
Non-current	153.7	78.1
Lease liabilities	€ 181.6	€ 84.2